LONG-TERM DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LONG-TERM DEBT
LONG-TERM DEBT

9.    LONG-TERM DEBT

The principal balances of all outstanding debt, unamortized debt discounts, and unamortized deferred financing costs are as follows (in thousands, except percentages):

		Interest Rate
		Per Annum as of
		June 30,	June 30,	December 31,
	Maturity Dates	2021	2020	2021
Amended 1st Credit Facility:
A-1	2020 to 2021	10.90%	$5,683	$11,811
A-2	2020 to 2021	10.90%	3,789	7,874
A-3	2021 to 2022	10.90%	24,468	28,104
B	2023 to 2024	12.85%	5,764	8,119
2nd Credit Facility:
A	2023 to 2024	7.99%	51,335	55,450
B	2023 to 2024	11.46%	23,130	24,510
3rd Credit Facility:
A	2024 to 2025	9.45%	49,475	53,334
Promissory Notes	2024	5.25%	21,188	24,879
CARES Act Paycheck Protection Program Loan	2022	1.00%	—	—
			184,832	214,081
Less: Unamortized debt discount			(477)	(615)
Less: Unamortized deferred financing costs			(1,898)	(2,377)
			182,457	211,089
Less: Current maturities of long-term debt			(59,566)	(62,678)
Total			$122,891	$148,411

Amortization expense for debt discounts and deferred financing costs of $0.3 million and $0.6 million were recorded in interest expense in the consolidated statements of operations for the three and six months ended June 30, 2021, respectively, and $0.5 million and $0.9 million for the three and six months ended June 30, 2020, respectively.

CARES Act Paycheck Protection Program Loan

Mountain Aviation applied for a loan (the “PPP Loan”), which was approved and received prior to our acquisition of the company (see Note 5). Mountain Aviation received the PPP Loan on April 14, 2020 from Zions Bancorporation N.A. dba Vectra Bank (“Vectra”) under the U.S. Small Business Administration’s (“SBA’s”) Paycheck Protection Program (“PPP”) enacted as part of the CARES Act in the principal amount of $3.2 million. In connection with the acquisition, a portion of the purchase price was placed in an escrow account at Vectra, to be paid to Vectra if and to the extent the PPP Loan were not to be forgiven by the SBA under the PPP. The seller of Mountain Aviation agreed to pay any amounts owed under the PPP Loan in excess of the amount in escrow and agreed to indemnify us for any obligations we incurred under the PPP Loan to the extent not satisfied from the escrow account. The PPP loan was forgiven by the SBA on June 9, 2021 and the amount of sales proceeds held in escrow were released to the seller.

Debt Covenants

Our credit facilities contain certain restrictive covenants. As of June 30, 2021, and for all periods presented, we have satisfied these covenants.

Fair Value of Debt

The carrying amount of our debt approximates fair value based on the interest rates currently available for debt with similar terms and remaining maturities. We utilized Level 2 inputs to determine the fair value.

As of June 30, 2021, scheduled principal payments of all outstanding debt, future amortization of debt discounts, and deferred financing costs are as follows (in thousands):

		Amortization of
	Principal	Debt	Deferred
Year ending December 31,	Payments	Discounts	Financing Costs
2021	$33,427	$122	$435
2022	46,718	185	703
2023	68,818	112	430
2024	23,190	48	170
2025	12,679	10	160
Thereafter	—	—	—
Total	$184,832	$477	$1,898

9.    LONG-TERM DEBT

1st Credit Facility

In November 2013, we entered into a secured credit facility (the “1st Facility”) that provided up to $100.0 million of financing from various lenders to acquire up to 22 King Air 350i aircraft under an Aircraft Purchase Agreement (as defined in Note 11).

The 1st Facility initially had an A-1 class (the “A-1”) consisting of $60.0 million of borrowing capacity and an A-2 class (the “A-2”) consisting of $40.0 million of borrowing capacity, which were borrowed ratably as aircraft were purchased. As of December 31, 2020, there were no amounts available for future borrowings under the 1st Facility.

Amended 1st Credit Facility

In August 2014, we increased the available capacity under the 1st Facility to a total of $175.4 million by entering into an amended and restated secured credit agreement (the “Amended 1st Facility”). The Amended 1st Facility (i) afforded the ability to finance the acquisition of an additional 13 aircraft under the First Firm Order (as defined in Note 11), and (ii) increased the amount available to be borrowed against each aircraft through a second lien applied on a retroactive basis against already purchased aircraft and on a prospective basis as each additional aircraft is purchased.

In addition to the A-1 and the A-2, the Amended 1st Facility added an A-3 class (the “A-3”) in an amount up to $57.9 million. The second lien referenced above, the B class (the “B”), was also added to allow us to borrow an additional $0.5 million per aircraft for a total of $17.5 million against the 35 total aircraft in the Amended 1st Facility. As of December 31, 2020, there were no amounts available for future borrowings under the Amended 1st Facility.

The Amended 1st Facility contains customary restrictive covenants for facilities and transactions of this type, including, among others, certain limitations on: incurrence of additional debt and guarantees of indebtedness; creation of liens; mergers, consolidations or sales of substantially all of our assets; sales or other dispositions of assets other than in the normal course of business; distributions or dividends and repurchases of common stock; restricted payments, including without limitation, certain restricted investments; engaging in transactions with affiliates; and, sale and leaseback transactions. The credit facilities also contain certain financial covenants that if not met would be considered an event of default that could result in acceleration of the obligations under the agreement. As of December 31, 2020, we were in compliance with all covenants.

In April 2016, we obtained a waiver of the debt incurrence test under the Amended 1st Facility to incur additional indebtedness to finance additional King Air 350i aircraft under a 2nd Facility (as defined below). As part of obtaining this waiver, (i) we paid a fee to the consenting lenders of $0.4 million representing 0.25% of the outstanding principal amount of the consenting lenders’ loans as of April 1, 2016; and (ii) were required to deposit $10.0 million in cash in a restricted pledged securities collateral account. This account will become unrestricted upon us satisfying certain debt coverage ratios as set forth in the Amended 1st Facility.

In June 2017, we obtained another waiver of the debt incurrence test under the Amended 1st Facility to (a) incur additional indebtedness to finance additional King Air 350i aircraft under a 3rd Facility (as defined below); and (b) refinance or prepay the B in the future, which was refinanced in December 2017, as described below. As part of obtaining this particular waiver, (i) we paid a fee to the consenting lenders of $0.3 million representing 0.25% of the outstanding principal amount of such lenders’ loans as of June 29, 2017; and (ii) Wheels Up Partners Holdings LLC was required to contribute $70.0 million in cash to Wheels Up Partners LLC to incur the new indebtedness.

In December 2017, we amended the Amended 1st Facility to refinance the B and borrow an additional $6.4 million in B loans for a total of $20.0 million in B loans against the 35 aircraft financed by the Amended 1st Facility. The rationale was to move from a variable interest rate, which started at 12.75% plus LIBOR in 2014 stepping up by 1% per annum to a maximum of 18.00%, to a 12.00% fixed rate and upsize the debt to $20.0 million for additional liquidity of $6.4 million. As a result of a change in lenders, the refinancing was considered a debt extinguishment. There were no unamortized fees associated with the B and $0.5 million of fees related to the refinancing have been capitalized and will be amortized over the term of the loan, which ends in July 2022.

In September 2020, we made a $20.5 million prepayment of the principal outstanding on the Amended 1st Facility, which released 11 purchased aircraft from the Amended 1st Facility.

As of December 31, 2020, there are 24 aircraft purchased with financing from the Amended 1st Facility that serve as collateral for the Amended 1st Facility.

2nd Credit Facility

In May 2016, we formed WU Leasing I LLC (“WUL I”), a wholly-owned subsidiary, to enter into a second secured credit facility (the “2nd Facility”) with various lenders, which provided up to $120.8 million to finance up to 23 King Air 350i aircraft (consisting of up to 18 aircraft delivered under the Second Firm Order and five aircraft delivered under the Additional Firm Order).

The 2nd Facility has an A class (the “2nd Facility A”) of lenders, which committed to lend $86.3 million, and a B class (the “2nd Facility B”) of lenders, which committed to lend $34.5 million. As of December 31, 2020, there were no amounts available for future borrowings under the 2nd Facility.

The 2nd Facility is structured as a bankruptcy-remote financing structure, which is a common financing structure designed to offer lenders added protection by using a special purpose entity to hold assets financed by a loan. A special purpose entity is a subsidiary company with an asset and liability structure that makes its obligations secure even if the parent company experiences a bankruptcy event. As part of the bankruptcy-remote financing structure, the aircraft assets are required to be held in an owner trust. In our structure, WUL I is the special purpose entity, and it holds the aircraft assets through an owner trust (the “WUL I Trust”), which was established by WUL I pursuant to a trust agreement (the “2nd Facility Trust Agreement”) dated May 27, 2016, between WUL I, as trustor, and Bank of Utah, as owner trustee. The WUL I Trust is the owner of the aircraft financed by the 2nd Facility and WUL I is the sole owner of the beneficial interest in the WUL I Trust. So long as no event of default has occurred, WUL I has access to the 2nd Facility aircraft through the 2nd Facility Trust Agreement. Once all payments are made under the 2nd Facility, WUL I may direct the owner trustee to distribute the aircraft assets to another entity.

In June 2017, we obtained a waiver of the debt incurrence test under the 2nd Facility in order to (a) incur an additional indebtedness to finance additional King Air 350i aircraft under a 3rd Facility; and (b) refinance or prepay the B in the future. As part of obtaining this waiver, (i) we paid a fee to the certain consenting lenders of $0.2 million representing 0.25% of the outstanding principal amount of such lenders’ loans as of June 29, 2017; and certain other consenting lenders of $0.3 million representing 0.75% of the outstanding principal amount of such lenders’ loans as of June 29, 2017; and (ii) Wheels Up Partners Holdings LLC was required to contribute $70.0 million in cash to Wheels Up Partners LLC in order to incur the new indebtedness.

All 23 aircraft purchased with financing from the 2nd Facility serve as collateral for the 2nd Facility.

3rd Credit Facility

In June 2017, we formed WU Leasing II LLC (“WUL II”), a wholly-owned subsidiary, to enter into a third secured credit facility (the “3rd Facility”) with various lenders, which provided up to $89.3 million to finance up to 17 King Air 350i aircraft.

The 3rd Facility only has a Class A (the “3rd Facility A”) of lenders, which committed to lend up to $89.3 million. As of December 31, 2020, there were no amounts available for future borrowings under the 3rd Facility.

The 3rd Facility is also structured as a bankruptcy-remote financing structure identical to the 2nd Facility structure. In this 3rd Facility structure, the aircraft assets are held in an owner trust (the “WUL II Trust”) established by WUL II pursuant to a trust agreement (the “3rd Facility Trust Agreement”) dated June 30, 2017, between WUL II, as trustor, and Bank of Utah, as owner trustee.

The WUL II Trust is the owner of the aircraft financed by the 3rd Facility and WUL II is the sole owner of the beneficial interest in the WUL II Trust. So long as no event of default has occurred, WUL II has access to the 3rd Facility aircraft through the 3rd Facility Trust Agreement. Once all payments are made under the 3rd Facility, WUL II may direct the owner trustee to distribute the aircraft assets to another entity.

All 14 aircraft purchased with financing from the 3rd Facility serve as collateral for the 3rd Facility.

Principal and Interest Obligations

The Amended 1st Facility, 2nd Facility and 3rd Facility require principal and interest payments on a quarterly basis based on a fixed amortization schedule per aircraft over 28 quarters from each aircraft’s acquisition date, with a balloon payment due in the 28th quarter. The Amended 1st Facility, 2nd Facility and 3rd Facility also require additional principal payments of $300 dollars per hour if an aircraft is flown over a level of 1,200 hours per year on an annual cumulative basis. As of December 31, 2020, no aircraft has flown over a level of 1,200 hours per year on an annual cumulative basis and we have not made any additional principal payments as a result.

Interest payments for all classes of the Amended 1st Facility (A-1, A-2, A-3, B) are due on the fifteenth day of each calendar quarter, based on a stated rate (the “Spread”) in excess of LIBOR, with a LIBOR floor of 1.00%, except in the case of the B, which following the December 2017 refinancing, has a fixed rate of 12.00%. The Spreads on the A-1, the A-2, and the A-3 are 8.55%.

Interest payments for all classes of the 2nd Facility (2nd Facility A, 2nd Facility B) are due on the first day of each of the months of March, June, September, and December, based on the Spread plus LIBOR, with a LIBOR floor of 1.00%. The Spreads for the 2nd Facility A and 2nd Facility B are 6.50% and 8.50%, respectively.

Interest payments for all classes of the 3rd Facility (3rd Facility A) are due on the first day of each of the months of March, June, September, and December and based on LIBOR plus 7.10%.

Debt Discounts

On the date each additional aircraft is purchased, we are required to pay as a discount (i) 1.00% of the A-2, the A-3, and the B loans outstanding to the respective lenders for the Amended 1st Facility, (ii) pay 1.00% of the A loans to the respective lenders for the 2nd Facility and (iii) pay 1.00% of the A loans to the respective lenders for the 3rd Facility.

Debt discounts consist of the following (in thousands):

	December 31,
	2020	2019
Amended 1st Facility:
Debt discount	$1,154	$1,153
Less: Accumulated amortization	(1,091)	(995)
	63	158
2nd Facility:
Debt discount	862	862
Less: Accumulated amortization	(629)	(509)
	233	353
3rd Facility:
Debt discount	735	735
Less: Accumulated amortization	(416)	(296)
	319	439
Total	$615	$950

Deferred Financing Costs

Deferred financing costs consist of the following (in thousands):

	December 31,
	2020	2019
Amended 1st Facility:
Deferred financing costs	$4,540	$4,540
Less: Accumulated amortization	(4,403)	(4,047)
	137	493
2nd Facility:
Deferred financing costs	3,845	3,829
Less: Accumulated amortization	(2,770)	(2,242)
	1,075	1,587
3rd Facility:
Deferred financing costs	2,622	2,613
Less: Accumulated amortization	(1,457)	(1,040)
	1,165	1,573
Total	$2,377	$3,653

Debt discounts and deferred financing costs are recorded as a direct deduction from the carrying value of the debt. We record the amortization of debt discounts and deferred financing costs as a component of interest expense in the consolidated statements of operations over the life of each respective borrowed amount, using the effective interest method.

Amortization expense for debt discounts and deferred financing costs of $1.6 million, $1.9 million, and $1.8 million were recorded in interest expense in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018, respectively.

The principal balances of all outstanding debt, unamortized debt discounts, and unamortized deferred financing costs are as follows (in thousands):

		Interest Rate Per
		Annum as of	December 31,
	Maturity Dates	December 31, 2020	2020	2019
Amended 1st Facility:
A-1	2020 to 2021	10.92%	$11,811	$29,099
A-2	2020 to 2021	10.92%	7,874	19,400
A-3	2021 to 2022	10.92%	28,104	34,821
B	2023 to 2024	12.00%	8,119	14,175
2nd Facility:
A	2023 to 2024	8.15%	55,450	63,325
B	2023 to 2024	11.40%	24,510	27,210
3rd Facility:
A	2024 to 2025	9.54%	53,334	60,946
			189,202	248,976
Less: Unamortized debt discount			(615)	(950)
Less: Unamortized deferred financing costs			(2,377)	(3,653)
			186,210	244,373
Less: Current maturities of long-term debt			(55,295)	(49,202)
Total			$130,915	$195,171

Promissory Notes

In March 2020, as part of the acquisition of Gama (see Note 5), we executed a promissory note to Gama Group Inc. and two promissory notes to Signature Flight Support, LLC (the “Notes”). The maturity dates of the Notes are March 2, 2024. The interest rates on the Notes are 4.26% per annum through March 2, 2022, 7.50% per annum through March 2, 2023 and 8.50% per annum through March 2, 2024, which is payable quarterly. In addition, we are required to make a mandatory prepayment on the Notes following the consummation of a capital raise. The prepayment amount is equal to the outstanding principal, together with all accrued and unpaid interest. As of December 31, 2020, the total amount outstanding on the Notes were $24.6 million, of which $7.3 million and $17.3 million were recorded in current maturities of long-term debt and long-term debt, respectively, on the consolidated balance sheet. Interest accrued and paid on the Notes of $0.6 million were recorded in interest expense in the consolidated statement of operations for the year ended December 31, 2020.

Scheduled principal payments of all outstanding debt including the Notes, future amortization of debt discounts, and deferred financing costs are as follows (in thousands):

		Amortization of
	Principal	Debt	Deferred
Year ending December 31,	Payments	Discounts	Financing Costs
2021	$62,679	$260	$917
2022	46,717	185	700
2023	68,818	112	430
2024	23,190	48	170
2025	12,677	10	160
Thereafter	—	—	—
Total	$214,081	$615	$2,377